REVENUE AND SEGMENT REPORTING - Schedule of Assets and Liabilities by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 69,331	$ 18,003
Total liabilities	8,264	21,164
Operating Segments | Retail Pharmacy Services
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	6,012	3,702
Total liabilities	2,203	994
Operating Segments | Pharmacy Technology
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	5,547	9,104
Total liabilities	3,422	7,174
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	57,772	5,197
Total liabilities	$ 2,639	$ 12,996